Warrants (Details 2) (USD $)	Dec. 31, 2014
Number of Shares	58,009
Common Shares upon conversion	21,964
Series C Preferred
Number of Shares	11,901
Exercise Price	1.75
Common Shares upon conversion	1,239
Series D Preferred
Number of Shares	27,932
Exercise Price	1.22
Common Shares upon conversion	2,549
Common Stock
Number of Shares	10,929
Exercise Price	0.65
Common Shares upon conversion	10,929
Common Stock
Number of Shares	7,247
Exercise Price	5.16
Common Shares upon conversion	7,247